Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended	12 Months Ended						1 Months Ended			1 Months Ended					12 Months Ended									3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013 Segment	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2012 Customer Concentration Risk [Member] Accounts Receivable [Member] Customer	Dec. 31, 2011 Customer Concentration Risk [Member] Accounts Receivable [Member] Customer	Jan. 23, 2013 Cincinnati Bell Inc. [Member]	Dec. 31, 2010 Cincinnati Bell Inc. [Member]	Jun. 30, 2010 Cincinnati Bell Inc. [Member]	Oct. 31, 2012 CBF [Member]	Dec. 31, 2012 Other Financing Arrangements [Member]	Dec. 31, 2011 Other Financing Arrangements [Member]	Dec. 31, 2012 Real Estate Investment [Member]	Dec. 31, 2011 Real Estate Investment [Member]	Dec. 31, 2012 Deferred Leasing Costs [Member]	Dec. 31, 2011 Deferred Leasing Costs [Member]	Dec. 31, 2010 Deferred Leasing Costs [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Building [Member]	Dec. 31, 2012 Minimum [Member] Building Improvements [Member]	Dec. 31, 2012 Minimum [Member] Equipment [Member]	Dec. 31, 2012 Minimum [Member] Customer Concentration Risk [Member] Accounts Receivable [Member]	Dec. 31, 2011 Minimum [Member] Customer Concentration Risk [Member] Accounts Receivable [Member]	Mar. 31, 2013 Minimum [Member] Trademarks and Customer Relationships [Member]	Dec. 31, 2012 Minimum [Member] Trademarks and Customer Relationships [Member]	Dec. 31, 2012 Minimum [Member] Deferred Leasing Costs [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Building [Member]	Dec. 31, 2012 Maximum [Member] Building Improvements [Member]	Dec. 31, 2012 Maximum [Member] Equipment [Member]	Mar. 31, 2013 Maximum [Member] Trademarks and Customer Relationships [Member]	Dec. 31, 2012 Maximum [Member] Trademarks and Customer Relationships [Member]	Dec. 31, 2012 Maximum [Member] Deferred Leasing Costs [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of lease term		75.00%	75.00%
Percentage of lease payment		90.00%	90.00%
Goodwill impairment amount recognized		$ 0	$ 0	$ 0	$ 0
Useful life of finite-lived intangible assets																										8 years	8 years						15 years	15 years
Lease term of favorable leasehold interest which being amortized		56 years	56 years
Transaction-related compensation									20.0
Number of reportable business segments		1	1
Capital leased assets													60.8	48.2	61.4	59.2
Capitalized interest			2.7	2.6	0.5
Useful life term of fixed asset																					20 years	3 years	3 years							48 years	25 years	5 years
Unsecured trade receivables period due																				30 days									90 days
Number of customers with more than 10% of receivables							2	0
Concentration risk percentage																								10.00%	10.00%
Discount to receivables												2.50%
Receivables, gross			33.5
Allowance for uncollectible accounts	0.3	0.3	0.3
Borrowing related to acquisition						168					526
Issuance of note payable to CBI					400.0					400.0
Deferred revenue	51.7	51.7	52.8	49.0
Advertising cost			2.9	1.4	0.2
Depreciation expense			54.5	39.1	26.9
Amortization expense			$ 16.4	$ 15.5	$ 9.2												$ 18.9	$ 16.4	$ 9.3
Amortization period of deferred leasing cost																												3 years							5 years